SHORT-TERM BORROWINGS AND NOTES PAYABLE	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SHORT-TERM BORROWINGS AND NOTES PAYABLE

NOTE 11 – SHORT-TERM BORROWINGS AND NOTES PAYABLE

Short-Term Borrowings

On March 7, 2019, the Company entered into a short-term promissory note (“2019 Note”) with a lender (the “2019 Note Lender”) which provided the Company a revolving line of credit of $1,000,000. On July 12, 2022, the note was amended to increase the maximum principal amount that could be advanced withdrawn under the line of credit to $5,000,000. On May 24, 2024, the loan documents were amended to temporarily increase the maximum principal amount that could be advanced withdrawn under the line of credit to $5,250,000 until June 30, 2024. On July 11, 2025, the loan documents were amended to define the $4,000,000 of borrowing capacity in excess of the original $1,000,000 line of credit (for a total of $5,000,000) as overline, which is incurs interest at the default rate and required a one-time fee of $37,000 paid by the Company to the lender.

The borrowing base of the revolving line of credit is limited to stated percentages for different categories of eligible accounts receivable. Under the revolving line of credit, if the aggregate principal amount of the outstanding advances exceeds the applicable borrowing base, the Company must repay the lender an amount equal to the difference between the outstanding principal balance of the revolving line of credit and the borrowing base. The note requires monthly payments of interest. Interest accrues on the outstanding principal at a rate equal to the greater of a floor rate of 5.25% per annum and the Prime Rate as set out in the Wall Street Journal (WSJ) plus 1%; a collateral management fee of 0.6% per month; and, 0.25% per annum on the unused portion of the line. The WSJ Prime Rate was 6.75% as of December 31, 2025. Interest on the overline is calculated at the default rate, which adds 3% to the rate applied to the outstanding principal.

The outstanding principal amount on short-term borrowings is $2,880,018 and $3,343,710 as of December 31, 2025 and 2024, respectively. The Company incurred interest expense related to the short-term borrowings in the amount of $639,024, $602,638 and $350,890 for the years ended December 31, 2025, 2024 and 2023, respectively.

Term Note

On March 11, 2024, the Company entered into a Term Note Purchase Agreement with Freight Opportunities LLC to secure a term loan of $750,000. This loan is for a duration of one year and accrues interest at a rate of 8% per annum, which is reset daily.

On June 4, 2024, the Company executed another Term Note Purchase Agreement with Freight Opportunities LLC, resulting in an additional term loan of $125,000. This loan also has a one-year term and accrues interest at the same rate of 8% per annum, which is reset daily.

The Company has the option to prepay the term loans, in whole or in part, without incurring any penalties.

On September 3, 2024, the Company entered into a Cancellation Agreement with Freight Opportunities, LLC to cancel the principal and interest outstanding under the Term Note Purchase Agreement of $905,861. This was reported as a gain from extinguishment of debt in the consolidated statements of operations for the year ended December 31, 2024.